Lease Incentives - Schedule of Lease Incentives (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Lease incentives	$ 13,939	$ 11,177
Other lease liabilities	0	142
Total lease incentives	13,939	11,319
Less: current portion	1,311	822
Long term portion	$ 12,628	$ 10,497